Key Sources Of Estimation Uncertainty	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Key Sources Of Estimation Uncertainty
4.	KEY SOURCES OF ESTIMATION UNCERTAINTY
In the application of the Group’s accounting policies, which are described in note 3, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and underlying assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an
on-going
basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of each reporting period that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.
Fair value measurement of unquoted equity instruments and movie income right investments
Financial assets at FVTPL and movie income right investments are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in profit or loss. The net gain or loss recognized in profit or loss includes any dividend or interest earned on the financial asset and is included in the “changes in fair value on financial assets measured at fair value through profit or loss” line item.
Certain of the Group’s unquoted equity instruments and movie income right investments are measured at fair value with fair value being determined based on significant inputs using valuation techniques. Judgment and estimation are required in establishing the relevant valuation techniques and the relevant inputs thereof. Whilst management considers these valuations are the best estimates, the market volatility may cause further disruptions to the investees’ businesses and movie production and box-office, which have led to higher degree of uncertainties in respect of the valuations. Changes in assumptions relating to these factors could result in material adjustments to the fair value of these instruments.
In determining the fair value of unquoted equity instruments measured at fair value with fair value being determined based on significant unobservable inputs using valuation techniques, management relied in part on valuation reports prepared by independent valuers based on data management provided. These valuation reports provided management with guidelines in determining the fair value, but the determination was made by management.
The assumptions used to derive such fair values of unquoted equity instruments include the recent transaction price, probability of initial public offering, redemption and liquidation, the risk-free interest rate and expected volatility. The assumptions used to derive such fair values of movie income right investments include the expected ticket sales performance, expected movie production costs and discount rate. The key assumptions/inputs used to derive the relevant fair values are detailed in note 29(c).
Fair values of hotel properties
Hotel properties are stated at fair value based on the valuation on

which the Company closely worked with an independent qualified professional valuer.
In relying on the valuation reports, the directors of the Company have exercised their judgement and are satisfied that the method of valuation is reflective of the current market conditions. Changes to these assumptions or other unexpected incidents would result in changes in the fair values of the Group’s hotel properties and the corresponding adjustments to the amount of gain or loss reported in the consolidated statement of profit or loss and other comprehensive income.

The key assumptions used to derive such fair values of hotel properties include the discount rates and average daily rates. The key assumptions/inputs used to derive the relevant fair values are detailed in note 18.
As at April 30, 2023, the carrying amount of the Group’s hotel properties is US$238,594.